Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Pension Plan - Principal plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ (1,097)	$ (1,246)
Financial impact of decrease	$ 1,170	$ 1,333
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 734	$ 850
Financial impact of decrease	$ (724)	$ (837)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,172	$ 1,077
Financial impact of decrease	$ (1,105)	$ (1,021)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 55	$ 62
Financial impact of decrease	$ (56)	$ (61)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,494	$ 1,332
Duration of reasonably possible increase in actuarial assumption	1 year	1 year